Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 28,617	$ 2,770
Prepaid expenses and other receivables	1,995	2,176
Total current asset	30,612	4,946
Long-term assets
Long-term portion of other receivables	22	22
Investment in associate	1,691	1,735
Investments in private companies	7,409	7,409
Goodwill	43,324	43,324
In-process research and development	117,388	117,388
Other assets	36	36
Total assets	200,482	174,860
Current liabilities
Accounts payable and accrued liabilities	1,605	1,938
Warrant liability	751	1,120
Unsecured notes payable	150	150
Total current liabilities	2,506	3,208
Non-current liabilities
Deferred tax liability	24,171	24,050
Total non-current liabilities	24,171	24,050
Total liabilities	26,677	27,258
Shareholders’ Equity
Capital stock	157,895	130,649
Stock option reserve	10,059	7,977
Accumulated other comprehensive income	958	958
Accumulated deficit	(41,201)	(38,135)
Total equity attributable to owners of the Company	127,711	101,449
Non-controlling interest	46,094	46,153
Total equity	173,805	147,602
Total liabilities and equity	$ 200,482	$ 174,860